Shareholder Report, Holdings (Details)	Jun. 30, 2024
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Percent of Total Investments	100.00%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | Autopistas Metropolitanas of Puerto Rico, 6.75, due 063035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.48%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | Municipal Electric Authority of Georgia, 7.06, due 040157 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | Metropolitan Transportation Authority, 7.34, due 111539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | FNMA Pool AR5162, 3.50, due 050143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | Washington State Convention Center, 6.79, due 070140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.31%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.21%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.78%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	17.90%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	82.10%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | Puerto Rico Corporate [Member]
Holdings [Line Items]
Percent of Total Investments	11.64%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | MortgageBacked Securites [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%
Percent of Total Investments	6.26%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | US Municipals Transportation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	23.72%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | US Municipals Utilities Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	10.68%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | US Municipals Dedicated Tax Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	32.16%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | US Municipals Healthcare Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.21%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | US Municipals Educational Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.67%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | US Municipals Others [Member]
Holdings [Line Items]
Percent of Total Investments	3.66%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | US Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.10%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | PR Taxable [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.64%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Percent of Total Investments	100.00%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | Autopistas Metropolitanas of Puerto Rico, 6.75, due 063035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.48%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | Municipal Electric Authority of Georgia, 7.06, due 040157 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | Metropolitan Transportation Authority, 7.34, due 111539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | FNMA Pool AR5162, 3.50, due 050143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | Washington State Convention Center, 6.79, due 070140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.31%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.21%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.78%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	17.90%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	82.10%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | Puerto Rico Corporate [Member]
Holdings [Line Items]
Percent of Total Investments	11.64%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | MortgageBacked Securites [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%
Percent of Total Investments	6.26%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | US Municipals Transportation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	23.72%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | US Municipals Utilities Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	10.68%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | US Municipals Dedicated Tax Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	32.16%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | US Municipals Healthcare Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.21%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | US Municipals Educational Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.67%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | US Municipals Others [Member]
Holdings [Line Items]
Percent of Total Investments	3.66%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | US Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.10%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | PR Taxable [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.64%